Disaggregated Revenues (Details) - Schedule of Revenue Information above is Based on the Locations - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue Information above is Based on the Locations [Line Items]
Total Long-lived assets	$ 446,004	$ 506,343	$ 592,378
HK SAR [Member]
Schedule of Revenue Information above is Based on the Locations [Line Items]
Total Long-lived assets	584
Kyrgyzstan [Member]
Schedule of Revenue Information above is Based on the Locations [Line Items]
Total Long-lived assets		22,513	20,835
Cambodia [Member]
Schedule of Revenue Information above is Based on the Locations [Line Items]
Total Long-lived assets	137,472	229,085	332,799
Thailand [Member]
Schedule of Revenue Information above is Based on the Locations [Line Items]
Total Long-lived assets	$ 307,948	$ 254,745	$ 238,744